SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 - SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to September 30, 2022 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

NOTE 10 - SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2021 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements , except for these:

a) On March 16, 2022, the Company terminated the Consulting Services Agreement previously entered into with Jason Baybutt, Chief Operating Officer of Pubco Reporting Solutions, who, prior to the termination of the Consulting Services Agreement, served as the Company’s Chief Financial Officer, Principal Accounting Officer, and Treasurer since December 29, 2021. On March 16, 2022, the Company appointed Gustavo Pereira de Aguiar, age 39, as the Company’s Chief Financial Officer, Principal Accounting Officer, and Treasurer. From 2016 until March 15, 2022, Mr. Aguiar was the Controller of Jaguar Mining, Inc., a Canadian publicly traded company with two producing gold mines in the state of Minas Gerais in Brazil and current market capitalization of approximately $270 million. From 2013 to 2016, Mr. Aguiar was Controller at Grupo Orguel, an enterprise in the construction equipment rental sector in Brazil which received funding from Carlyle, a U.S. private equity group, and from 2010 to 2013, Mr. Aguiar worked at Mirabella Mineração, which at the time was developing its nickel project in the state of Bahia in Brazil. From 2006 to 2010, Mr. Aguiar was an auditor with Deloitte in Brazil. Mr. Aguiar has undergraduate degrees in Business Administration and in Accounting from Universidade FUMEC in Brazil. He has an executive MBA and further post-graduate education in finance from Fundação Dom Cabral in Brazil. Mr. Aguiar is fluent in Portuguese and English and is a licensed accountant in Brazil.

b) On March 21, 2021, the Company filed with the Secretary of State of Nevada the Certificate of Amendment to the Company’s Articles of Incorporation to increase the number of authorized shares of common stock issuable by the Company from 3,250,000,000 to 4,000,000,000.